TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ 82,670	$ 65,657	$ 40,691
Foreign	11,327	9,032	6,497
Income before taxes on income	$ 93,997	$ 74,689	$ 47,188